Investment Property, Net (Details) - Schedule of Net Gain from Investment Property - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Net Gain from Investment Property [Abstract]
Lease rental income	$ 375,832	$ 340,746	$ 300,541
Operating expense related to leased investment properties	(86,130)	(75,031)	(75,210)
Operating expense related to investment properties that are not leased	(41,857)	(81,306)	(71,138)
Net gain from investment property	$ 247,845	$ 184,409	$ 154,193